REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES
Schedule of revenues from sale of products
	For the year ended
	31.12.2022		31.12.2021		31.12.2020
	USD thousands	%	USD thousands	%	USD thousands	%
Jet Talk	-	-	3,116	14%	7,279	68%
Airbus	318	3%	3,256	15%	3,683	35%
Telesat	5,326	50%	8,400	39%	-	-
iDirect	489	5%	2,074	10%	-	-
Trustcom	1,108	10%	-	-	-	-
MDA	1,907	18%	-	-	-	-
	US & Canada			UK			Other			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Revenues	9,310	13,196	-	1,070	7,325	10,316	246	1,199	316	10,626	21,720	10,632